Long-Term Debt - Loans And Credit Facilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument
Total	$ 214,085	$ 380,715
Less current portion	0	380,715
Long-term portion	214,085	0
Royal Bank of Scotland | Pegasus
Debt Instrument
Long-term debt	0	0
Credit Suisse AG | Pegasus
Debt Instrument
Long-term debt	0	139,500
Royal Bank of Scotland | Lance
Debt Instrument
Long-term debt	0	153,590
Royal Bank of Scotland | Seacrown
Debt Instrument
Long-term debt	0	87,625
Credit Suisse AG | Pegasus Lance Seacrown
Debt Instrument
Long-term debt	$ 214,085	$ 0